Buildings Impaired to Reflect Estimated Fair Values (Level 2) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	$ 11,116,862
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	11,116,862
Youngstown, AZ
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,634,701
Youngstown, AZ | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,634,701
Fall River, MA
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	141,204
Fall River, MA | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	141,204
Cincinnati, OH
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	90,000
Cincinnati, OH | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	90,000
West Chester, OH
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	3,414,228
West Chester, OH | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	3,414,228
Zion, IL
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,000,000
Zion, IL | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,000,000
Bremerton, WA
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	150,169
Bremerton, WA | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	150,169
Columbus, TX
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,421,941
Columbus, TX | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,421,941
Benton Harbor, MI
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	491,113
Benton Harbor, MI | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	491,113
Omaha, NE
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	742,383
Omaha, NE | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	742,383
Searcy, AR
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,897,763
Searcy, AR | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	1,897,763
Cathlamet, WA
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	93,098
Cathlamet, WA | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	93,098
Methuen, MA
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	40,262
Methuen, MA | Aviv Healthcare Properties Limited Partnership and Subsidiaries
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Impairment evaluation	$ 40,262